CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	2021 Notes	Preferred Stock	Preferred Stock Series A Preferred Stock	Common Stock	Common Stock 2021 Notes	Additional Paid-In Capital	Additional Paid-In Capital 2021 Notes	Accumulated Deficit
Beginning Balance (in shares) at Dec. 31, 2019				0	76,776,000
Beginning Balance at Dec. 31, 2019	$ (5,186)			$ 0	$ 8		$ 42,588		$ (47,782)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(9,964)								(9,964)
Stock-based compensation	1,158						1,158
Exercise of stock options (in shares)					548,000
Exercise of stock options	733						733
Conversion of stock (in shares)				15,214,000
Conversion of stock	11,838			$ 2			11,836
Series A preferred stock issued, net (in shares)				3,488,000
Series A preferred stock issued, net	3,490						3,490
Common stock repurchased (in shares)					(1,929,000)
Ending Balance (in shares) at Dec. 31, 2020			6,140,000		24,752,000
Ending Balance at Dec. 31, 2020	2,069		$ 1		$ 2		59,812		(57,746)
Ending Balance (in shares) at Dec. 31, 2020				18,702,000	75,395,000
Ending Balance at Dec. 31, 2020	2,069			$ 2	$ 8		59,805		(57,746)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(1,109)								(1,109)
Stock-based compensation	181						181
Exercise of stock options (in shares)					36,000
Exercise of stock options	40						40
Ending Balance (in shares) at Mar. 31, 2021			6,140,000		24,788,000
Ending Balance at Mar. 31, 2021	1,181		$ 1		$ 2		60,033		(58,855)
Beginning Balance (in shares) at Dec. 31, 2020			6,140,000		24,752,000
Beginning Balance at Dec. 31, 2020	2,069		$ 1		$ 2		59,812		(57,746)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(12,024)								(12,024)
Stock-based compensation	$ 1,022						1,022
Exercise of stock options (in shares)	1,017			0	1,017,000
Exercise of stock options	$ 361			$ 0	$ 0		361		0
Ending Balance (in shares) at Dec. 31, 2021			6,140,000		25,086,000
Ending Balance at Dec. 31, 2021	(8,572)		$ 1		$ 3		61,194		(69,770)
Ending Balance (in shares) at Dec. 31, 2021				18,702,000	76,412,000
Ending Balance at Dec. 31, 2021	(8,572)			$ 2	$ 8		61,188		(69,770)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(19,376)								(19,376)
Stock-based compensation	$ 1,924						1,924
Exercise of stock options (in shares)	114,000				114,000
Exercise of stock options	$ 127						127
Conversion of stock (in shares)			(6,140,000)		6,140,000	4,128,000
Conversion of stock	0	$ 33,024	$ (1)		$ 1			$ 33,024
Merger and recapitalization, net of fees (in shares)					2,007,000
Merger and recapitalization, net of fees	27,997						27,997
Stockholder contribution for debt issuance costs	924						924
Escrow shares derivative liability (in shares)					1,625,000
Escrow shares derivative liability	(6,867)						(6,867)
Private warrants derivative liability	(3,916)						(3,916)
Forward share purchase agreement derivative liability (in shares)					3,861,000
Forward share purchase agreement derivative liability	(14,170)						(14,170)
Shareholder earnout rights derivative liability	(26,131)						(26,131)
Ending Balance (in shares) at Mar. 31, 2022			0		42,961,000
Ending Balance at Mar. 31, 2022	$ (15,036)		$ 0		$ 4		$ 74,106		$ (89,146)